Average Annual Total Returns{- Fidelity® Series Short-Term Credit Fund} - 08.31 Fidelity Series Short-Term Credit Fund Series PRO-07 - Fidelity® Series Short-Term Credit Fund	Fidelity Series Short-Term Credit Fund-Default Return Before Taxes Past 1 year	Fidelity Series Short-Term Credit Fund-Default Return Before Taxes Past 5 years	Fidelity Series Short-Term Credit Fund-Default Return Before Taxes Since Inception		Fidelity Series Short-Term Credit Fund-Default After Taxes on Distributions Past 1 year	Fidelity Series Short-Term Credit Fund-Default After Taxes on Distributions Past 5 years	Fidelity Series Short-Term Credit Fund-Default After Taxes on Distributions Since Inception		Fidelity Series Short-Term Credit Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Series Short-Term Credit Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Series Short-Term Credit Fund-Default After Taxes on Distributions and Sales Since Inception		IX139 Past 1 year	IX139 Past 5 years	IX139 Since Inception
Total	4.14%	2.77%	2.41%	[1]	3.10%	1.89%	1.58%	[1]	2.45%	1.74%	1.48%	[1]	3.69%	2.81%	2.47%	[1]

[1]	(a)From March 27, 2015